Share Based Compensation (Details) - Schedule of RSUs to Services Providers and Advisers Outstanding - Restricted Stock Units (RSUs) [Member] $ in Thousands	12 Months Ended
Jun. 30, 2024 USD ($) shares
Services Providers and Advisers [Member]
Schedule of RSUs to Services Providers and Advisers Outstanding [Line Items]
Number of Warrants, Beginning Balance	7,433
Number of RSUs, Granted
Number of RSUs, RSU’s Vested	5,835
Number of RSUs, Ending Balance	1,598
Number of RSUs, RSU’s Vested	30,902
Number of RSUs, Share-based payment expenses (in Dollars) | $	$ 1
Employees and Directors [Member]
Schedule of RSUs to Services Providers and Advisers Outstanding [Line Items]
Number of Warrants, Beginning Balance	445,140
Number of RSUs, Granted	2,687,000
Number of RSUs, Forfeited	(6,251)
Number of RSUs, RSU’s Vested	(445,056)
Number of RSUs, Ending Balance	2,680,833
Number of RSUs, RSU’s Vested	3,542,245
Number of RSUs, Share-based payment expenses (in Dollars) | $	$ 928